Nov. 01, 2019

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid Mid Cap Fund

(a series of JPMorgan Trust II)

(All Share Classes)

Supplement dated August 18, 2020

to the Summary Prospectuses, Prospectuses and

Statement of Additional Information dated November 1, 2019, as supplemented

IMPORTANT NOTICE REGARDING CHANGES IN NAME, INVESTMENT POLICY AND INVESTMENT STRATEGIES

At its August 2020 meeting, the Board of Trustees (“Board”) approved changes to the name, investment policy and investment strategies of the JPMorgan Intrepid Mid Cap Fund (the “Fund”).

The Fund currently expects that these changes will become effective on or about November 1, 2020 (the “Effective Date”). On the Effective Date, the new prospectuses (each, a “New Prospectus”) will replace the existing prospectuses for the Fund. You should refer to the New Prospectuses for the Fund, when they are available. Please note that the New Prospectuses reflecting changes for the Fund are not yet effective and that, prior to the Effective Date, this information may change, in which case additional notification may be provided.

The following is a brief summary of some of the changes that are anticipated to take effect on or after the Effective Date. Please refer to the New Prospectuses, once available, for a more complete discussion of the Fund’s strategies after the Effective Date.

Name Change

The Fund’s new name will be: JPMorgan SMID Cap Equity Fund.

New 80% Policy

The new 80% policy (“New 80% Policy”) will be: Under normal circumstances, at least 80% of the Fund’s Assets will be invested in equity securities of small- to mid-cap companies. Small- to mid-cap companies are generally considered to be those companies with market capitalizations similar to those within the universe of the Russell 2500® Index at the time of purchase.

Under the existing 80% policy, under normal circumstances, at least 80% of the Fund’s Assets will be invested in common and preferred stocks, rights, warrants, convertible securities and other equity securities of mid cap companies. For purposes of this policy, mid cap companies are companies with market capitalizations similar to those within the universe of the Russell Midcap® Index at the time of purchase.

For purposes of both the existing 80% policy and the New 80% Policy, the term “Assets” means net assets, plus the amount of borrowings for investment purposes.

Strategy Change

Under the new strategy, the Fund will invest primarily in common stocks.

In terms of investment process, after the Effective Date, in managing the Fund, the adviser will employ a fundamental bottom-up investment process and will seek to invest in undervalued companies with leading competitive positions and predictable and durable business models. It will also seek to invest the Fund’s assets in companies whose management has a successful track record of prudent capital allocation. The adviser may sell a security for several reasons. A security may be sold due to a change in a company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity. The adviser will also seek to assess the impact of environmental, social and governance factors (including accounting and tax policies, disclosure and investor communication, shareholder rights and remuneration policies) on the cash flows of many companies in which it may invest to identify issuers that the adviser believes will be negatively impacted by such factors relative to other issuers.

Under the existing strategy, the Fund invests primarily in common stocks and real estate investment trusts and employs an investment process based on behavioral finance principles. In identifying securities that have attractive momentum characteristics, the adviser looks for securities which have prices that have been increasing and that the adviser believes will continue to increase. In addition, as a part of its investment process, the adviser seeks to assess the impact of environmental, social and governance factors (including accounting and tax policies and shareholder rights and remuneration policies) on the companies in which it may invest to identify issuers that the adviser believes will be impacted by such factors relative to other issuers.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES, PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE